Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 3,655,964	$ 1,064,794
Allowance for credit losses accounts	0	0
Total	$ 3,655,964	$ 1,064,794